Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,515,000
Previously Paid Amount	0.00
Total Fee Amount	347.32
Total Offset Amount	0.00
Net Fee	347.32
Narrative - Max Aggregate Offering Price	$ 2,515,000
Final Prospectus	true